Convertible Loans (Details 2)	6 Months Ended
Nov. 30, 2016 USD ($)
Convertible Loans [Abstract]
Balance at May 31, 2016	$ 510,596
Increase to derivative due to new issuances	396,005
Decrease due to debt settlement	(71,192)
Derivative (gain) due to mark to market adjustment	(433,697)
Balance at November 30, 2016	$ 401,712